SCHEDULE OF INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Investments [Line Items]
Beginning, balance			$ 4,965,469	$ 38,647,738	$ 1,862,963	$ 14,500,000
Addition			1,092,082	8,500,000	3,354,713	26,110,738
Loss due to mark-to-market of a derivative asset					(252,207)	(1,963,000)
Redemption of investments			(6,199,650)	(48,253,736)
Gain on sale of investments			$ 142,099	1,105,998
Ending, balance					$ 4,965,469	38,647,738
Cost Method Investments Without Readily Determinable Fair Value [Member]
Schedule of Investments [Line Items]
Beginning, balance				38,647,738		14,500,000
Addition				8,500,000		26,110,738
Loss due to mark-to-market of a derivative asset						(1,963,000)
Redemption of investments				(48,253,736)
Gain on sale of investments				1,105,998
Ending, balance						$ 38,647,738